Investment Risks - VegaShares US Equity Autocallable Conservative Income ETF	Sep. 21, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.
Market Risk [Member]
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Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Assets in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Equity Securities Risk [Member]
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Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the NYSE® U.S. 500 Index. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Sector Risk [Member]
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Sector Risk. The NYSE® U.S. 500 Index has significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Autocallable Risk [Member]
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Autocallable Risk. The Fund's returns are correlated to the performance of the Autocallables included in the Laddered Autocallable Index. Autocallables are unique financial instruments and have certain characteristics that may be unfamiliar to many investors:

o	Coupon Payment Risk. A coupon payment from an Autocallable is not guaranteed and will not be made if the respective reference index breaches the respective coupon barrier on any given observation date. As a result, the Fund may generate significantly less income than anticipated during market downturns.

o	Autocall Barrier Risk. If the respective reference index reaches or breaches the respective autocall barrier for any given Autocallable on an observation date after the expiration of the respective non-callable period, then the Autocallable will be called before its scheduled maturity. This automatic early redemption could force reinvestment of that portion of the Laddered Autocallable Index at lower rates if market yields have declined.
o	Maturity Barrier Risk. If the respective reference index is below the respective maturity barrier for an Autocallable on the day that the Autocallable matures, the Fund will be fully exposed to the downside of the respective reference index from its initial level and the amount of principal repaid to the Fund will be reduced by an amount equal to that downside performance of the respective index. This conditional protection creates a binary outcome that can result in sudden, significant losses if a maturity barrier is breached. If a reference index's value is at or near its maturity barrier for an Autocallable at the end of the Autocallable's maturity, small changes in the value of the reference index could result in dramatic changes in the value of the Autocallable and Laddered Autocallable Index and therefore the Fund's NAV. Investors should understand these risks before investing in the Fund.

Indirect Debt Instruments Risk [Member]
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Risk [Text Block]	Indirect Debt Instruments Risk. Because of its link to Autocallables, the Fund is also indirectly exposed to credit risk, interest rate risk, and liquidity risk.
Swap Agreements Risk [Member]
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Swap Agreements Risk. Swap agreements are entered into primarily with major financial intermediaries for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a reference asset. Swap agreements are generally traded over-the-counter, and therefore, may not receive regulatory protection, which may expose investors, including the Fund, to significant losses. A swap counterparty may default on its obligations to the Fund.

Index Risk [Member]
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Index Risk. Each Underlying Reference Index is subject to imputed costs which create a constant drag on the performance of each Underlying Reference Index, potentially offsetting positive returns of the NYSE® U.S. 500 Index, and exacerbating negative returns. Each Underlying Reference Index employs a volatility targeting mechanism which may not perform as expected. An Underlying Reference Index may reduce equity exposure during periods that subsequently see strong equity performance, potentially limiting upside participation. The use of implied volatility rather than realized volatility may not accurately predict future market volatility. Rebalancing frequency may not respond quickly enough to rapid market changes.

There can be no guarantee that an Underlying Reference Index or the Laddered Autocallable Index will be maintained indefinitely or that the Fund will be able to continue to utilize an Underlying Reference Index or the Laddered Autocallable Index to implement the Fund's principal investment strategies indefinitely. If necessary, the adviser or the Fund's Board of Trustees may substitute an Underlying Reference Index or the Laddered Autocallable Index with another index that it chooses in its sole discretion and without advance notice to shareholders. There can be no assurance that any substitute index so selected will perform in a manner similar to an Underlying Reference Index or the Laddered Autocallable Index, as applicable. Unavailability of an index could affect adversely the ability of the Fund to achieve its investment objective. In addition, the Fund's investments in derivatives relating to the Laddered Autocallable Index may underperform the return of the Laddered Autocallable Index.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is subject to the risk that the investment management strategy of the adviser may not produce the intended results and may negatively impact Fund performance.
Distribution Tax Risk [Member]
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Distribution Tax Risk. The Fund's distributions may exceed the Fund's income and gains for the Fund's taxable year. Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund shares on which the distribution was received are sold. Because a portion of the Fund's distributions will likely consist of return of capital, the Fund may not be appropriate for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

Limited History of Operations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.
Box Spread Risk [Member]
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Box Spread Risk. If one or more of the individual option positions that comprise a box spread are modified or closed separately prior to the option contract's expiration, then the box spread may no longer effectively eliminate risk tied to underlying reference asset's price movement.

FLEX Options Risk [Member]
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FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Cash Create and Redeem Transaction Risk [Member]
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Cash Create and Redeem Transaction Risk. At certain times, the Fund may effect its creations and redemptions primarily for cash, rather than in-kind instruments. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions also may cause the Fund's shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund's NAV. Further, effecting purchases and redemptions primarily in cash may cause the Fund to incur additional costs, such as portfolio transaction costs. These costs can decrease the Fund's NAV.

ETF Structure Risk [Member]
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ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants ("APs") at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling Shares.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.
o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund Shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.